Schedule of interest rate risk management (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest bearing debt [member]
IfrsStatementLineItems [Line Items]
Interest expense on liabilities to credit institutions	kr 14,289	kr 119,229
Interest expense on convertible debentures	445,181	40,648
Interest rates on debt and derivatives [member]
IfrsStatementLineItems [Line Items]
Interest expense on liabilities to credit institutions	143	1,192
Interest expense on convertible debentures	kr 4,452	kr 406